Trade and other receivables - Narrative (Details) SFr in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		SFr 23,710	SFr 159
Licence and Collaboration Agreement with Novartis
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 20,000	SFr 18,584